Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2024	2025
	RMB	RMB
Internally developed software	447,705	495,004
Trademark	976	976
Supplier relationship	15,620	15,620
Customer relationship	206,000	184,800
Brand	26,400	12,100
Technology	19,500	16,200
Accumulated amortization	(358,894)	(401,776)

Intangible assets, net	357,307	322,924